Income Taxes - Schedule of Income Tax Expense Benefit Differs from the Amounts (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025		Dec. 31, 2024
Schedule Of Income Tax Expense Benefit Differs From The Amounts Abstract
Income tax expense at the federal statutory rate, Amount						$ (14,613,872)		$ (13,667,089)
Income tax expense at the federal statutory rate, Percent		21.00%		21.00%		21.00%		21.00%
Non-Deductible/Non-taxable Items, Amount								$ 18,559,723
State Taxes, Amount						$ 504	[1]	1,077,521
State Taxes, Percent	[1]					0.00%
Rate Change, Amount								(25,879)
Federal credits, Amount						$ (89,051)		(89,051)
Federal credits, Percent						0.13%
Changes in valuation allowance, Amount						$ 9,995,523		(5,847,827)
Changes in valuation allowance, Percent						(14.36%)
Non-deductible/Non-taxable items
Excess stock compensation deduction, Amount						$ 988,450
Excess stock compensation deduction, Percent						(1.42%)
Nondeductible losses on SAFE notes, Amount						$ 1,511,405
Nondeductible losses on SAFE notes, Percent						(2.17%)
Nondeductible stock issuance costs, Amount						$ 2,009,513
Nondeductible stock issuance costs, Percent						2.89%
Nondeductible repurchase premium on convertible notes, Amount						$ 194,892
Nondeductible repurchase premium on convertible notes, Percent						(0.28%)
Other permanent items, Amount						$ 4,111
Other permanent items, Percent						(0.01%)
Other, Amount						$ (3)		2
Other, Percent						0.00%
Total income tax expense, Amount			$ 881	$ 3,471	$ 4,859	$ 1,472		$ 7,400
Total income tax expense, Percent						0.00%

[1]	Certain categories within the effective tax rate reconciliation disclosure required by ASU 2023-09 have not been separately disaggregated, as it was determined that such disaggregation would not be material, consistent with the materiality guidance in ASC 105-10-05-6.